LEASES - Schedule of Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating leases
2022	$ 2,363
2023	2,177
2024	1,866
2025	1,734
2026	1,219
Thereafter	4,162
Total undiscounted lease payments	13,521
Less: Interest	(2,099)
Total operating lease liabilities	$ 11,422	$ 10,617